SIGNIFICANT ACCOUNTING POLICIES	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist the reader in understanding and evaluating the Company's financial statements.  These accounting policies conform to generally accepted accounting principles and have been consistently applied in the preparation of the financial statements.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The more significant estimates and assumptions made by management include allowance for doubtful accounts, inventory valuation, and provision for excess or expired inventory, depreciation of property and equipment, realization of long-lived assets and fair market value of equity instruments issued for goods or services.

Cash and Cash Equivalents

Cash as of October 31, 2017 (Successor) and October 31, 2016 (Predecessor) included cash on-hand.

Accounts Receivable and Allowance for Doubtful Accounts

The Company's accounts receivable consists, of amounts owing by franchisees for monthly royalty commitments and for product sales to customers, including the cost of freight incurred to ship the product and other services provided by virtue of the management agreement with Taylor Brothers. Accounts receivable are stated at the amount management expects to collect from the outstanding balances. Accounts receivable as of October 31, 2017, (Successor) consists of $31,004 due from non-related parties and $16,355 due from Taylor Brothers, Inc. a related party. Receivables at October 31, 2016 (Predecessor) consists of $38,526 due from non-related parties and $15,274 from Taylor Brothers, Inc. a related party.

An allowance for doubtful accounts will be provided for those accounts receivable considered to be uncollectable based on historical experience, and management's evaluation at the end of the period.  Bad debts are written off against the allowance when identified. Bare Metal (Successor) determined that no allowance was necessary for the eight months ended October 31, 2017 (Successor), nor the four months ended February 28, 2017, Taylor Brothers Holdings (Predecessor) nor the year ended October 31, 2016 by Taylor Brothers Holdings (Predecessor)

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivables.  The Company places its cash with high credit quality financial institutions.  At times such amounts may exceed federally insure limits.

Receivables arising from sales of the Company's products are not collateralized. As of October 31, 2017 (Successor), total accounts receivable were $47,359 of which $16,355 was owed by a related party. As of October 31, 2017 (Successor), four customers represented approximately 91%(40%, 25%, 16%, 11%) of non-related accounts receivable.  As of October 31, 2016 (Predecessor), total accounts receivable were $53,800 of which $15,274 was owed by a related party. As of October 31, 2016 (Predecessor), four customers represented approximately 96%% (40%, 30%, 16%, and 10%) of non-related accounts receivable. (See note 3)

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, accounts payable and accrued expenses and shareholder loans.  The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Accounting for Derivative Liabilities

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity's Own Equity.  The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability.  In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense.  Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.  Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date.  The Company determined that it has no financial instruments that meet the criteria for derivative accounting as of October 31, 2017 (Successor) nor as of October 31, 2016 (Predecessor).

Beneficial Conversion Features

The Company, may, from time to time issue convertible notes that may have conversion prices that create an embedded liability pursuant to accounting guidance.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company determined that it has no financial instruments that meet the criteria for beneficial conversion as of October 31, 2017 (Successor) nor as of October 31, 2016 (Predecessor).

  Share-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with FASB ASC 718 Compensation—Stock Compensation.  Stock-based compensation to employees is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period.  The Company accounts for stock-based compensation to other than employees in accordance with FASB ASC 505-50.  Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period.  The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the latest fair market price of the Company's common stock for common share issuances.

Inventories and Provision for Excess or Expired Inventory

Inventory consists of finished goods and consumables held for resale to franchisees, and is valued on an average cost basis.  Provisions for excess inventory are included in cost of goods sold and have historically been immaterial but adequate to provide for losses.  It is reviewed, at least, quarterly and the Company has determined that there was no need to reserve for obsolescence as of October 31, 2017 (Successor) and October 31, 2016 (Predecessor).

Property and Equipment

The Company (Successor) does not possess any property or equipment.  Property and equipment owned by Taylor Brothers (Predecessor) consists primarily of vehicles, leasehold improvements and computer equipment and is stated at cost.  Depreciation is computed using straight line accounting amortized over the useful life of the underlying asset.  Expenditures for repairs and maintenance are expensed as incurred

Long-lived Assets

The Company does not possess any long-lived assets.

Revenue Recognition

The Company's revenue is derived from the sale of products, services and training to support the franchisees under its Management agreement with Taylor Brothers, as a percentage of franchisees’ revenue invoiced to their clients, plus specific charges for software usage, sale of consumables and consulting services.  The Company recognizes revenue when it is realized or realizable and earned, and therefore only recognizes revenue when a franchise agreement has been entered into and the franchise fee received. The Company recognizes revenue from the sale of products, royalties, and services when the product has been shipped or the services have been provided in accordance with the contract entered into with the customer. Payments received in advance of satisfaction of the relevant criteria for revenue recognition are recorded as advances from customers. The Company has no responsibility for collections, of trade debt, owed to a franchisee by the franchisees’ clients and therefore will not create an allowance for potential uncollectable obligations owing to it by the franchisee, unless it is determined that the franchisee will default on its obligation the Company. In accordance with the guidance in FASB Topic ASC 605, Revenue Recognition, the Company recognizes revenue when (a) persuasive evidence of an arrangement exists, (b) delivery has occurred or services have been rendered, (c) the fee is fixed or determinable, and (d) collectability is reasonable assured.

Cost of Goods Sold

The Company derives its revenue, primarily, from services and consulting. Therefore there are no direct costs, other than labor, associated with those activities. The cost of consumables, which are provided to promote consistency amongst franchisees consists of expendable materials and equipment, designed to provide consistency within operations. Costs are recognized when the related revenue is recorded.  Shipping and handling costs for all sales transactions are billed to the franchisee and are included in cost of goods sold for all periods presented.

General and Administrative Expenses

General and administrative expenses which includes advertising, promotional and selling expenses, consists of rent and utility expenses, meals, travel and entertainment expenses, and other general and administrative overhead costs.  Expenses are recognized when incurred.

Administrative and Officer Compensation

Administrative and officer compensation includes our officers, who are directly involved in management and our employees who provide daily supervision and management of operations. Expenses are recognized as incurred. Where necessary, unpaid compensation was accrued to coincide with reporting periods.

Income Taxes

Successor

The Company uses the liability method of accounting for income taxes under the asset and liability method prescribed under ASC 740, Income Taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company expects to recognize the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.  For tax positions meeting a "more-likely-than-not" threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority.  For tax positions not meeting the threshold, no financial statement benefit is recognized.  As of October 31, 2017, the Company had no uncertain tax positions.  The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses.  The Company currently has no federal tax examinations nor has it had any federal income tax penalties since its inception.

Predecessor

The Predecessor is a corporation; reports its own profits and losses, and has not had taxable income during the current reporting period.  Accordingly, no provision for income taxes has been reflected in these financial statements.  The Predecessor has no unrecognized tax benefits as of October 31, 2016.

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average common shares outstanding.  Diluted net income per share is calculated by dividing net income by the weighted-average common shares outstanding during the period using the treasury stock method.   As the Company incurred a net loss the eight months ended (Successor) and four months ended October 31, 2017 (Predecessor)) and minimal net income for the year ended October 31, 2016 (Predecessor), no potentially dilutive securities were included in the calculation of diluted earnings per share as the impact would have been anti-dilutive.  Therefore, basic and dilutive net income (loss) per share were the same.

New Accounting Pronouncements

The Financial Accounting Standards Board, or FASB, has issued Accounting Standards Update No. 2014-09, Revenue from contracts with Customers (Topic 606), or ASU 606. ASU 606 provides guidance outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers in an amount that supersedes most current revenue recognition guidance. This guidance requires us to recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We are required to adopt ASU 606 at the beginning of our first quarter of fiscal 2019. The new guidance requires enhanced disclosures, including revenue recognition policies to identify performance obligations to customers and significant judgments in measurement and recognition. The new guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of the adoption. We will apply the guidance when adopted, and provide the relevant disclosures in the first interim and annual periods in which we adopt the guidance. We do not expect the adoption of this guidance to have a material impact on our financial statements within any accounting period presented. Starting in the second quarter of 2014, the FASB issued guidance applicable to revenue recognition that will be effective for the Company for the year ending January 31, 2019. The new guidance must be adopted using either a full retrospective approach for all periods presented or a modified retrospective approach. The Company believes that there will not be a material impact on its financial statements.

The FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The core principle of the new guidance is that management of public and private companies is required to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued (or available to be issued when applicable) and, if so, disclose that fact. Management will be required to make this evaluation.

In March 2016, the FASB issued ASU No. 2016-09, Compensation- Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The new standard requires recognition of the income tax effects of vested or settled awards in the income statement and involves several other aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. This new standard was effective for the Company on February 1, 2017. The adoption of this standard is not expected to have a material impact on its financial position, results of operations or statements of cash flows upon adoption.

In August 2016, the FASB issued Accounting Standards Update No. 2016-15, Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force) (“ASU 201615”). The amendments in ASU 2016-15 address eight specific cash flow issues and apply to all entities that are required to present a statement of cash flows under ASC Topic 230, Statement of Cash Flows. The amendments in ASU 2016-15 are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption during an interim period. The Company has not yet completed the analysis of how adopting this guidance will affect its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other Than Inventory. This new standard eliminates the exception for an intra-entity transfer of an asset other than inventory. Under the new standard, entities should recognize the income tax consequences on an intra-entity transfer of an asset other than inventory when the transfer occurs. This new standard will be effective for the Company on February 1, 2018 and will be applied on a modified retrospective basis through a cumulative effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the potential impact this standard may have on its financial position and results of operations.

In November 2016, the FASB issued Accounting Standards Update No. 201618, Restricted Cash (a consensus of the FASB Emerging Issue Task Force) (“ASU 2016-18”). This new standard addresses the diversity that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendments in ASU 2016-18 require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within the year of adoption, with early adoption permitted. The Company does not expect that the adoption of ASU 2016-18 will have a material impact on its financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This new standard clarifies the definition of a business and provides a screen to determine when an integrated set of assets and activities is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This new standard will be effective for the Company on February 1, 2018; however, early adoption is permitted with prospective application to any business development transaction.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 201704 simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. ASU 2017-04 is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not anticipate the adoption of ASU 2017-04 will have a material impact on its financial statements for both annual and interim reporting periods, if applicable. Management also is required to evaluate and disclose whether its plans alleviate that doubt. The standard is effective for the Company on February 1, 2018 and will be implemented using the modified retrospective approach. The Company does not expect the adoption of this guidance to have a material effect on the Company’s financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). ASU 2015-17 requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. The guidance may be adopted on either a prospective or retrospective basis. The Company does not expect the adoption of this guidance to have a material effect on the Company’s financial statements

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist the reader in understanding and evaluating the Company's financial statements.  These accounting policies conform to generally accepted accounting principles and have been consistently applied in the preparation of the financial statements.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The more significant estimates and assumptions made by management include allowance for doubtful accounts, inventory valuation, and provision for excess or expired inventory, depreciation of property and equipment, realization of long-lived assets and fair market value of equity instruments issued for goods or services.

Cash and Cash Equivalents

Cash as of July 31, 2018 successor and October 31, 2017 successor included cash on-hand.

Accounts Receivable and Allowance for Doubtful Accounts

The Company's accounts receivable consists, of amounts owing by franchisees for monthly royalty commitments and for product sales to customers, including the cost of freight incurred to ship the product and other services provided by virtue of the management agreement with Taylor Brothers. Accounts receivable are stated at the amount management expects to collect from the outstanding balances. Accounts receivable as of July 31, 2018, successor consists of $33,254 due from non-related parties and $88,265due from Taylor Brothers, Inc. a related party. Receivables at October 31, 2017 successor consists of $31,004 due from non-related parties and $16,335 from Taylor Brothers, Inc. a related party.

An allowance for doubtful accounts will be provided for those accounts receivable considered to be uncollectable based on historical experience, and management's evaluation at the end of the period.  Bad debts are written off against the allowance when identified. Bare Metal successor determined that no allowance was necessary for the nine months ended July 31, 2018 successor, nor the year ended October 31, 2017.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivables.  The Company places its cash with high credit quality financial institutions.  At times such amounts may exceed federally insure limits.

Receivables arising from sales of the Company's products are not collateralized. As of July 31, 2018 successor, total accounts receivable were $121,519 of which $88,265 was owed by a related party.  Four unrelated customers represented approximately 89.4% (42.8%, 18.0%, 17.7%, and 10.90%) of non-related accounts receivable.  As of October 31, 2017 successor, total accounts receivable were $47,359 of which $16,355 was owed by a related party. Four unrelated customers represented approximately 96%% (40%, 25%, 16%, and 11%) of non-related accounts receivable. (See note 3)

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, accounts payable and accrued expenses and shareholder loans.  The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Accounting for Derivative Liabilities

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity's Own Equity.  The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability.  In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense.  Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.  Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date.  The Company determined that it has no financial instruments that meet the criteria for derivative accounting as of July 31, 2018 successor nor as of October 31, 2017 successor.

Beneficial Conversion Features

The Company, may, from time to time issue convertible notes that may have conversion prices that create an embedded liability pursuant to accounting guidance.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company determined that it has no financial instruments that meet the criteria for beneficial conversion as of July 31, 2018 (successor) nor as of October 31, 2017 (predecessor).

 Share-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with FASB ASC 718 Compensation—Stock Compensation.  Stock-based compensation to employees is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period.  The Company accounts for stock-based compensation to other than employees in accordance with FASB ASC 505-50.  Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period.  The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the latest fair market price of the Company's common stock for common share issuances.

Inventories and Provision for Excess or Expired Inventory

Inventory consists of finished goods and consumables held for resale to franchisees, and is valued on an average cost basis.  Provisions for excess inventory are included in cost of goods sold and have historically been immaterial but adequate to provide for losses.  It is reviewed, at least, quarterly and the Company has determined that there was no need to reserve for obsolescence as of July 31, 2017 successor and October 31, 2017 (successor).

Property and Equipment

The Company successor does not possess any property or equipment.  Property and equipment owned by Taylor Brothers (predecessor) consists primarily of vehicles, leasehold improvements and computer equipment and is stated at cost.  Depreciation is computed using straight line accounting amortized over the useful life of the underlying asset.  Expenditures for repairs and maintenance are expensed as incurred

Long-lived Assets

The Company does not possess any long-lived assets.

Revenue Recognition

The Company's revenue is derived from the sale of products, services and training to support the franchisees under its Management agreement with Taylor Brothers, as a percentage of franchisees’ revenue invoiced to their clients, plus specific charges for software usage, sale of consumables and consulting services.  The Company recognizes revenue when it is realized or realizable and earned, and therefore only recognizes revenue when a franchise agreement has been entered into and the franchise fee received. The Company recognizes revenue from the sale of products, royalties, and services when the product has been shipped or the services have been provided in accordance with the contract entered into with the customer. Payments received in advance of satisfaction of the relevant criteria for revenue recognition are recorded as advances from customers. The Company has no responsibility for collections, of trade debt, owed to a franchisee by the franchisees’ clients and therefore will not create an allowance for potential uncollectable obligations owing to it by the franchisee, unless it is determined that the franchisee will default on its obligation the Company. In accordance with the guidance in FASB Topic ASC 605, Revenue Recognition, the Company recognizes revenue when (a) persuasive evidence of an arrangement exists, (b) delivery has occurred or services have been rendered, (c) the fee is fixed or determinable, and (d) collectability is reasonable assured.

Cost of Goods Sold

The Company derives its revenue, primarily, from services and consulting. Therefore there are no direct costs, other than labor, associated with those activities. The cost of consumables, which are provided to promote consistency amongst franchisees consists of expendable materials and equipment, designed to provide consistency within operations. Costs are recognized when the related revenue is recorded.  Shipping and handling costs for all sales transactions are billed to the franchisee and are included in cost of goods sold for all periods presented.

General and Administrative Expenses

General and administrative expenses which includes advertising, promotional and selling expenses, consists of rent and utility expenses, meals, travel and entertainment expenses, and other general and administrative overhead costs.  Expenses are recognized when incurred.

Administrative and Officer Compensation

Administrative and officer compensation includes our officers, who are directly involved in management and our employees who provide daily supervision and management of operations. Expenses are recognized as incurred. Where necessary, unpaid compensation was accrued to coincide with reporting periods.

Income Taxes

Successor

The Company uses the liability method of accounting for income taxes under the asset and liability method prescribed under ASC 740, Income Taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company expects to recognize the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.  For tax positions meeting a "more-likely-than-not" threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority.  For tax positions not meeting the threshold, no financial statement benefit is recognized.  As of October 31, 2017, the Company had no uncertain tax positions.  The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses.  The Company currently has no federal tax examinations nor has it had any federal income tax penalties since its inception.

Predecessor

The Predecessor is a corporation; reports its own profits and losses, and has not had taxable income during the current reporting period.  Accordingly, no provision for income taxes has been reflected in these financial statements.  The Predecessor has no unrecognized tax benefits as of October 31, 2017.

Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted-average common shares outstanding.  Diluted net income per share is calculated by dividing net income by the weighted-average common shares outstanding during the period using the treasury stock method.   As the Company incurred a net loss for the nine months ended July 31, 2018, the five months ended July 31, 2017 and for the four months ended February 28, 2017 (predecessor), no potentially dilutive securities were included in the calculation of diluted earnings per share as the impact would have been anti-dilutive.  Therefore, basic and dilutive net income (loss) per share were the same.

New Accounting Pronouncements

The Financial Accounting Standards Board, or FASB, has issued Accounting Standards Update No. 2014-09, Revenue from contracts with Customers (Topic 606), or ASU 606. ASU 606 provides guidance outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers in an amount that supersedes most current revenue recognition guidance. This guidance requires us to recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We are required to adopt ASU 606 at the beginning of our first quarter of fiscal 2019. The new guidance requires enhanced disclosures, including revenue recognition policies to identify performance obligations to customers and significant judgments in measurement and recognition. The new guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of the adoption. We will apply the guidance when adopted, and provide the relevant disclosures in the first interim and annual periods in which we adopt the guidance. We do not expect the adoption of this guidance to have a material impact on our financial statements within any accounting period presented. Starting in the second quarter of 2014, the FASB issued guidance applicable to revenue recognition that will be effective for the Company for the year ending January 31, 2019. The new guidance must be adopted using either a full retrospective approach for all periods presented or a modified retrospective approach. The Company believes that there will not be a material impact on its financial statements.

The FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The core principle of the new guidance is that management of public and private companies is required to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued (or available to be issued when applicable) and, if so, disclose that fact. Management will be required to make this evaluation.

In March 2016, the FASB issued ASU No. 2016-09, Compensation- Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The new standard requires recognition of the income tax effects of vested or settled awards in the income statement and involves several other aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. This new standard was effective for the Company on February 1, 2017. The adoption of this standard is not expected to have a material impact on its financial position, results of operations or statements of cash flows upon adoption.

In August 2016, the FASB issued Accounting Standards Update No. 2016-15, Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force) (“ASU 201615”). The amendments in ASU 2016-15 address eight specific cash flow issues and apply to all entities that are required to present a statement of cash flows under ASC Topic 230, Statement of Cash Flows. The amendments in ASU 2016-15 are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption during an interim period. The Company has not yet completed the analysis of how adopting this guidance will affect its consolidated financial statements.

 In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other Than Inventory. This new standard eliminates the exception for an intra-entity transfer of an asset other than inventory. Under the new standard, entities should recognize the income tax consequences on an intra-entity transfer of an asset other than inventory when the transfer occurs. This new standard will be effective for the Company on February 1, 2018 and will be applied on a modified retrospective basis through a cumulative effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the potential impact this standard may have on its financial position and results of operations.

In November 2016, the FASB issued Accounting Standards Update No. 201618, Restricted Cash (a consensus of the FASB Emerging Issue Task Force) (“ASU 2016-18”). This new standard addresses the diversity that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendments in ASU 2016-18 require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within the year of adoption, with early adoption permitted. The Company does not expect that the adoption of ASU 2016-18 will have a material impact on its financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This new standard clarifies the definition of a business and provides a screen to determine when an integrated set of assets and activities is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This new standard will be effective for the Company on February 1, 2018; however, early adoption is permitted with prospective application to any business development transaction.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 201704 simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. ASU 2017-04 is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not anticipate the adoption of ASU 2017-04 will have a material impact on its financial statements for both annual and interim reporting periods, if applicable. Management also is required to evaluate and disclose whether its plans alleviate that doubt. The standard is effective for the Company on February 1, 2018 and will be implemented using the modified retrospective approach. The Company does not expect the adoption of this guidance to have a material effect on the Company’s financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). ASU 2015-17 requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. The guidance may be adopted on either a prospective or retrospective basis. The Company does not expect the adoption of this guidance to have a material effect on the Company’s financial statements

NOTE 2 - BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Summary of Significant Accounting Policies

This summary of significant accounting policies of Bare Metal Standard, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management who are responsible for the integrity and objectivity of the financial statements. These accounting policies conform to generally accepted accounting principles and have been consistently applied in the preparation of the financial statements.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash

Cash consists of petty cash, checking, savings, and money market accounts.  For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents as of October 31, 2016.

The Company maintains its cash in bank deposit accounts which, at times, may exceed federal insured limits.

Revenue Recognition

Revenue will consist of professional services provided and product sales at market minus any discount afforded to a client or customer.

Revenue will be recognized when persuasive evidence of an arrangement exists, pricing is fixed and determinable, collection is reasonably assured and delivery or performance of service has occurred. Customer prepayments are reflected as deferred revenue as long as there is persuasive evidence that the purchased product will be shipped within a reasonable time.

Sales revenue will be recognized upon the completion of provided professional services or the shipment of merchandise to customers.

Advertising

Advertising costs are anticipated to be expensed as incurred, however, there were no advertising costs included in general and administrative expenses for the period from inception (November 12, 2015) thru October 31, 2016.

Related Parties

The Company accounts for all transactions and balances with related parties in accordance with ASC 850, “Related Party Disclosures”.

Fair Value of Financial Instruments

Fair value estimates will be based on market assumptions and pertinent information available to management as of the date of financial statements.

The Company did not engage in any transaction involving derivative instruments.

As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC, fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Share-based Compensation

The Company will recognize share-based compensation, including stock option grants, warrants and restricted stock grants at their fair value on the grant date. Share based payment awards issued to non-employees for services rendered will be recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.  Compensation expense is generally recognized on a straight-line basis over the vesting period.

Dividends

The payment of dividends by the Company in the future will be at the discretion of the Board of Directors and will depend on earnings, capital requirements and financial condition, as well as other relevant factors.   The Company does not intend to pay any cash dividends in the foreseeable future but intends to retain all earnings, if any, for use in the business.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during each period.  Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. As of October 31, 2016, there were no potentially dilutive securities included in the calculation as their effect was anti-dilutive.

Income taxes

The Company follows ASC Topic 740 for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

 The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of October 31, 2016, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of October 31, 2016, no income tax expense has been incurred.

Risks and Uncertainties

The Company’s operations and future are dependent in a large part on its ability to develop its business model in a competitive market.  The Company intends to operate in an industry that is subject to intense competition and change in consumer demand. The Company's operations are subject to significant risk and uncertainties including financial and operational risks and the potential risk of business failure. The Company’s inability to meet its business plan and target customer demand may have a material adverse effect on its financial condition, results of operations and cash flows.

Recent Accounting Pronouncements

The Company has evaluated the recent accounting pronouncements through October 31, 2016 and believes that none of them will have a material effect on the company’s financial statements.